OPERATING REVENUES - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 14,476	$ 13,105
Trade accounts receivable	15,916	14,774
Other current assets (capitalized fulfillment costs)	3,249	3,233
Total	$ 33,641	$ 31,112